Fair Value Measurement (Details) - Fair Value, Recurring [Member] - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Total investments at fair value through profit or loss	$ 1,746,550	$ 1,908,524
Total contingent consideration	1,964	943,131
Reported Value Measurement [Member]
Total investments at fair value through profit or loss	1,746,550	1,908,524
Total contingent consideration	1,964	943,131
Contingent Consideration Trading Price Consideration [Member]
Total contingent consideration	1,964	574,687
Contingent Consideration Trading Price Consideration [Member] | Reported Value Measurement [Member]
Total contingent consideration	1,964	574,687
Contingent Consideration Other [Member]
Total contingent consideration	0	368,444
Contingent Consideration Other [Member] | Reported Value Measurement [Member]
Total contingent consideration	0	368,444
Changes Measurement [Member]
Total investments at fair value through profit or loss	(421,974)	1,250,990
Total contingent consideration	642,153	(229,819,070)
Changes Measurement [Member] | Contingent Consideration Trading Price Consideration [Member]
Total contingent consideration	572,723	(232,144,559)
Changes Measurement [Member] | Contingent Consideration Other [Member]
Total contingent consideration	69,430	2,325,489
Fair Value, Inputs, Level 1 [Member]
Total investments at fair value through profit or loss	438,522	860,496
Total contingent consideration	0	368,444
Fair Value, Inputs, Level 1 [Member] | Contingent Consideration Trading Price Consideration [Member]
Total contingent consideration	0	0
Fair Value, Inputs, Level 1 [Member] | Contingent Consideration Other [Member]
Total contingent consideration	0	368,444
Fair Value, Inputs, Level 3 [Member]
Total investments at fair value through profit or loss	1,308,028	1,048,028
Total contingent consideration	1,964	574,687
Fair Value, Inputs, Level 3 [Member] | Contingent Consideration Trading Price Consideration [Member]
Total contingent consideration	1,964	574,687
Fair Value, Inputs, Level 3 [Member] | Contingent Consideration Other [Member]
Total contingent consideration	0	0
Equity Securities [Member]
Total investments at fair value through profit or loss	438,522	860,496
Equity Securities [Member] | Reported Value Measurement [Member]
Total investments at fair value through profit or loss	438,522	860,496
Equity Securities [Member] | Changes Measurement [Member]
Total investments at fair value through profit or loss	(421,974)	1,299,018
Equity Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Total investments at fair value through profit or loss	438,522	860,496
Equity Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Total investments at fair value through profit or loss	0	0
Debt Securities [Member]
Total investments at fair value through profit or loss	1,308,028	1,048,028
Debt Securities [Member] | Reported Value Measurement [Member]
Total investments at fair value through profit or loss	1,308,028	1,048,028
Debt Securities [Member] | Changes Measurement [Member]
Total investments at fair value through profit or loss	0	(48,028)
Debt Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Total investments at fair value through profit or loss	0	0
Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Total investments at fair value through profit or loss	$ 1,308,028	$ 1,048,028